Derivative Instruments and Hedging Activities - Derivative Instruments, Gain (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ 0	$ 0	$ (2,495)	$ (460)
Effective Portion Reclassified from AOCI	58	(424)	6	(1,186)
Ineffective Portion	0	0	0	(7)
Interest expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	0	0	(2,495)	(460)
Effective Portion Reclassified from AOCI	58	(424)	6	(1,186)
Ineffective Portion	$ 0	$ 0	$ 0	$ (7)